BENEFIT PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
BENEFIT PLAN

NOTE 13 – BENEFIT PLAN

Titan Trucking offers a 401(k) plan. Employees are eligible to participate in the plan on the first day of the month following the date of hire. Employees may defer up to $23,000 for 2024 and $22,500 for 2023. Titan Trucking is required to contribute on behalf of each eligible participating employee. Titan Trucking will match 50% of the participants deferral not to exceed 3% of employee compensation. Employees will share in the matching contribution regardless of the amount of service completed during the plan year. Employees will become 100% vested in the employer matching contributions after one year of service.

Employer contributions for the nine and three months ended September 30, 2024 were $8,510 and $2,193, respectively, and $10,862 and $5,037, respectively for the nine and three months ended September 30, 2023.

NOTE 13 – BENEFIT PLAN

Titan Trucking offers a 401(k) plan. Employees are eligible to participate in the plan on the first day of the month following the date of hire. Employees may defer up to $22,500 for 2023 and $20,500 for 2022. Titan Trucking is required to contribute on behalf of each eligible participating employee. Titan Trucking will match 50% of the participants deferral not to exceed 3% of employee compensation. Employees will share in the matching contribution regardless of the amount of service completed during the plan year. Employees will become 100% vested in the employer matching contributions after one year of service.

Employer contributions for the years ended December 31, 2023 and 2022 were $15,116 and $11,164, respectively.